INTANGIBLE ASSETS - Narratives (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	$ 1,179	$ 1,188	$ 1,141
Decrease through classified as held for sale, intangible assets and goodwill	3	44
Trademark assets | Center Parcs UK
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	921	964
Trademark assets | Atlantis
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	$ 207	209
Trademark assets | Hard Rock Hotel and Casino
Disclosure of detailed information about intangible assets [line items]
Decrease through classified as held for sale, intangible assets and goodwill		$ 45